INTANGIBLES (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intellectual property rights
US$
2025
Carrying amount at June 30, 2024	-
Transfers from prepayments(1)	5,500,000
Additions	8,819,121
Amortization	(768,128)
Carrying amount at June 30, 2025	13,550,993
- at cost	14,319,121
- accumulated amortization	(768,128)

2024
Carrying amount at June 30, 2024	-
Notes:
(1) During the period, the Group exercised its exclusive option to purchase intellectual property rights of Blacksand Technology, LLC. The group now holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. As consideration for the option, IperionX has made or will make payments totaling $14,270,495 (of which $5,500,000 was paid in prior periods, $6,616,251 was paid during the twelve months ended June 30, 2025, and $2,154,244 was payable at June 30, 2025, of which $1,454,244 was included in trade and other payables and $700,000 was included in other long term liabilities).